Note 3 - Significant Accounting Policies and Recent Accounting Pronouncements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Notes to Financial Statements
Significant Accounting Policies [Text Block]

3.         Significant Accounting Policies and Recent Accounting Pronouncements

We disclosed in Note 2 to our consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2020 those accounting policies that we consider significant in determining our results of operations and financial position. During the nine months ended September 30, 2021, there have been no material changes to, or in the application of, the accounting policies previously identified and described in the Form 10-K, and there have been no other recent accounting pronouncements or changes in accounting pronouncements which we expect to have a material impact on our financial statements.

2.         Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of GeoVax Labs, Inc. together with those of our wholly-owned subsidiary, GeoVax, Inc. All intercompany transactions have been eliminated in consolidation.

Basis of Presentation

Unless otherwise noted, the accompanying consolidated financial statements, and all share and per share information contained herein, have been retroactively restated to reflect the reverse stock splits described in Note 8.

The accompanying consolidated financial statements have been prepared assuming that we will continue as a going concern, which contemplates realization of assets and the satisfaction of liabilities in the normal course of business for the twelve-month period following the issue date of these consolidated financial statements.

We are devoting substantially all of our present efforts to research and development of our vaccine and immunotherapy candidates. We have funded our activities to date from government grants and clinical trial assistance, corporate and academic collaborations, and from sales of our equity securities. We believe that our existing cash resources together with current government funding commitments, will be sufficient to continue our planned operations into 2023.

We expect to incur future net losses and require substantial funds as we continue our research and development activities. Our transition to profitability will be dependent upon, among other things, the successful development and commercialization of our product candidates. We may never achieve profitability or positive cash flows, and unless and until we do, we will continue to need to raise additional funding. We intend to fund future operations through additional private and/or public offerings of debt or equity securities. In addition, we may seek additional capital through arrangements with strategic partners or from other sources. There can be no assurance that we will be able to raise additional funds or achieve or sustain profitability or positive cash flows from operations.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles (GAAP) requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

Cash and Cash Equivalents

We consider all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Our cash and cash equivalents consist primarily of bank deposits and money market accounts. The recorded values approximate fair market values due to the short maturities.

Fair Value of Financial Instruments and Concentration of Credit Risk

Financial instruments that subject us to concentration of credit risk consist primarily of cash and cash equivalents, which are maintained by a high credit quality financial institution. The carrying values reported in the balance sheets for cash and cash equivalents approximate fair values.

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization. Expenditures for maintenance and repairs are charged to operations as incurred, while additions and improvements are capitalized. We calculate depreciation using the straight-line method over the estimated useful lives of the assets which range from three to five years. We amortize leasehold improvements using the straight-line method over the term of the related lease.

We recognize leases in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) No. 2016-02, Leases (ASU 2016-02), which requires lessees to classify leases as either financing or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification determines whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. In the case of our facility lease agreement which has an effective term of less than 12 months, we made an accounting policy election to not recognize lease assets and liabilities and record lease expense on a straight-line basis over the lease term.

Impairment of Long-Lived Assets

We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future net cash flows expected to be generated by such assets. If we consider such assets to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the expected future net cash flows from the assets.

Accrued Expenses

As part of the process of preparing our financial statements, we estimate expenses that we believe we have incurred, but have not yet been billed by our third-party vendors. This process involves identifying services and activities that have been performed by such vendors on our behalf and estimating the level to which they have been performed and the associated cost incurred for such service as of each balance sheet date.

Net Loss Per Share

Basic and diluted loss per common share are computed based on the weighted average number of common shares outstanding. Common share equivalents consist of common shares issuable upon conversion of convertible preferred stock, and upon exercise of stock options and stock purchase warrants. All common share equivalents are excluded from the computation of diluted loss per share since the effect would be anti-dilutive. The weighted average number of common share equivalents which were excluded from the computation of diluted loss per share, totaled 1,001,948 and 558 shares at December 31, 2020 and 2019, respectively.

Revenue Recognition

We recognize revenue in accordance with FASB Accounting Standards Update 2014-09, Revenue from Contracts with Customers (ASU 2014-09), which created a new Topic, Accounting Standards Codification Topic 606. The standard is principle-based and provides a five-step model to determine when and how revenue is recognized. The core principle is that an entity should recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

Grant revenue – We receive payments from government entities under non-refundable grants in support of our vaccine development programs. We record revenue associated with these grants when the reimbursable costs are incurred and we have complied with all conditions necessary to receive the grant funds.

Research collaborations – From time to time, we may enter into collaborative research and development agreements for specific vaccine development approaches and/or disease indications whereby we receive third-party funding for preclinical research under certain of these arrangements. Each agreement is evaluated in accordance with the process defined by ASU 2014-09 and revenue is recognized accordingly.

Research and Development Expense

Research and development expense primarily consists of costs incurred in the discovery, development, testing and manufacturing of our product candidates. These expenses consist primarily of (i) salaries, benefits, and stock-based compensation for personnel, (ii) laboratory supplies and facility-related expenses to conduct development, (iii) fees paid to third-party service providers to perform, monitor and accumulate data related to our preclinical studies and clinical trials, (iv) costs related to sponsored research agreements, and (v) costs to procure and manufacture materials used in clinical trials. These costs are charged to expense as incurred.

Patent Costs

Our expenditures relating to obtaining and protecting patents are charged to expense when incurred and are included in general and administrative expense.

Period-to-Period Comparisons

Our operating results are expected to fluctuate for the foreseeable future. Therefore, period-to-period comparisons should not be relied upon as predictive of the results for future periods.

Income Taxes

We account for income taxes using the liability method. Under this method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted rates in effect for the year in which temporary differences are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance unless, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will be realized.

Stock-Based Compensation

We account for stock-based transactions in which the Company receives services from employees, directors or others in exchange for equity instruments based on the fair value of the award at the grant date. Stock-based compensation cost for awards of common stock is estimated based on the price of the underlying common stock on the date of issuance. Stock-based compensation cost for stock options or warrants is estimated at the grant date based on each instrument’s fair value as calculated by the Black-Scholes option pricing model. We recognize stock-based compensation cost as expense ratably on a straight-line basis over the requisite service period for the award. See Note 8 for additional stock-based compensation information.

Other Recent Accounting Pronouncements

Except as discussed above, there have been no recent accounting pronouncements or changes in accounting pronouncements which we expect to have a material impact on our financial statements, nor do we believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on our financial statements.